Schedule of Change in Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Beginning Balance	$ 6,636	$ 3,401
Revenue recognized that was included in the contract liability at the beginning of the year	(544)	(2,498)
Increase, excluding amounts recognized as revenue during the period	1,708	5,733
Ending Balance	$ 7,800	$ 6,636